UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on 9/30/01, 12/31/01 & 3/31/02.

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   779000

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ADC TELECOMMUNICATIONS          COMM STK        000886101    2164   255000   SH      SOLE               0        0   255000
ADOBE SYSTEMS                   COMM STK        00724F101   84730  2421900   SH      SOLE          867100        0  1554800
AMERICAN EXPRESS COMPANY        COMM STK        025816109   16066   389000   SH      SOLE           83200        0   305800
APPLIED MATERIALS INC           COMM STK        038222105   74407  1255822   SH      SOLE          332600        0   923222
APPLIED MICRO CIRCUITS CO       COMM STK        03822W109   14492    70000   SH      SOLE               0        0    70000
BROCADE COMM SYS                COMM STK        111621108    3144    34250   SH      SOLE            9250        0    25000
CHINA MOBILE LIMITED                 ADR        16941M109   47249  1741900   SH      SOLE          622700        0  1119200
CHINA PETROLEUM & CHEMICAL           ADR        16941R108    3660   240000   SH      SOLE               0        0   240000
CIENA CORP                      COMM STK        171779101   45308  1084418   SH      SOLE          363818        0   720600
CLOROX COMPANY                  COMM STK        189054109   20181   641700   SH      SOLE          390700        0   251000
CONCORD EFS INC                 COMM STK        206197105   23321   577600   SH      SOLE          341600        0   236000
COOPER CAMERON CORP             COMM STK        216640102    1698    25700   SH      SOLE           21500        0     4200
EMC CORP-MASS                   COMM STK        268648102   48326   726700   SH      SOLE          599700        0   127000
GLOBAL PAYMENTS INC             COMM STK        37940X102    1847    99829   SH      SOLE           80029        0    19800
JABIL CIRCUIT INCORPORATED      COMM STK        466313103   11387   526700   SH      SOLE          242700        0   284000
LONGVIEW FIBRE CO               COMM STK        543213102    3184   265300   SH      SOLE          130300        0   135000
MAXIM INTEGRATED                COMM STK        57772K101   33879   814500   SH      SOLE          261200        0   553300
MCDATA CORPORATION              COMM STK        580031201   20883  1110053   SH      SOLE          480992        0   629061
MEAD CORPORATION                COMM STK        582834107    4024   160400   SH      SOLE          105400        0    55000
MONTEREY PASTA CO               COMM STK        612570101    3866   556000   SH      SOLE               0        0   556000
NETSOLVE INC                    COMM STK        64115J106    1525   200000   SH      SOLE               0        0   200000
NUEVO ENERGY CO                 COMM STK        670509108    4311   243300   SH      SOLE           43300        0   200000
PLACER DOME INC                 COMM STK        725906101    2796   296300   SH      SOLE          146300        0   150000
RYDER SYSTEM INC                COMM STK        783549108    5181   288000   SH      SOLE          173000        0   115000
CHARLES SCHWAB CORP NEW         COMM STK        808513105    9534   618300   SH      SOLE          222600        0   395700
SILICON VALLEY BANKSHRS         COMM STK        827064106    5900   251400   SH      SOLE          174300        0    77100
SKYLINE CORP                    COMM STK        830830105    1087    51000   SH      SOLE           24000        0    27000
SPRINT CORPORATION              COMM STK        852061506   64843  3172740   SH      SOLE          670700        0  2502040
SYSCO CORPORATION               COMM STK        871829107   27324   590000   SH      SOLE          334200        0   255800
TECHNITROL INC                  COMM STK        878555101    5177   208000   SH      SOLE           80500        0   127500
3TEC ENERGY CORP                COMM STK        88575R308    3219   200000   SH      SOLE               0        0   200000
TITAN PHARMACEUTICALS           COMM STK        888314101    2188    98550   SH      SOLE           27000        0    71550
TROPICAL SPORTSWARE INTL        COMM STK        89708P102     599    32500   SH      SOLE               0        0    32500
VERISIGN INC                    COMM STK        92343E102  106844  3017650   SH      SOLE         1557500        0  1460150
VIACOM INC                      COMM STK        925524308   10900   233150   SH      SOLE          193500        0    39650
WATERS CORPORATION              COMM STK        941848103   25952   558700   SH      SOLE          542900        0    15800
XILINX INC                      COMM STK        983919101   24471   697300   SH      SOLE          435200        0   262100
CHECK POINT SOFTWARE            COMM STK        M22465104   13333    99800   SH      SOLE           17800        0    82000
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